Equity-based compensation (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Grant Date Weighted-average Fair Value Assumptions

The fair value of stock option awards granted during the year ended December 31, 2015 was determined on the grant date using the Black-Scholes valuation model based on the following weighted-average assumptions:

Expected term (years)(1)	6.25
Expected volatility(2)	35.4%
Risk-free interest rate(3)	1.82%
Dividend yield(4)	—

(1)	Expected term represents the estimated period of time until an award is exercised and was determined using the simplified method.
(2)	Expected volatility is based on the historical volatility of a selected peer group over a period equivalent to the expected term.
(3)	The risk-free rate is an interpolation of yields on U.S. Treasury securities with maturities equivalent to the expected term.
(4)	We have assumed a dividend yield of zero as we have no plans to declare dividends in the foreseeable future.

Summary of Class M Unit Activity

A summary of Class M Unit activity is presented below:

	Class M Units	Holdings Units	Weighted average grant date fair value
Outstanding at January 1, 2013	—	$—
Units granted	431.577	—

Outstanding at December 31, 2013	431.577	—

Units granted	121.051	—
Units forfeited	(47.368)	—

Outstanding at December 31, 2014	505.260	—

Units granted	—	—
Units forfeited	(21.053)	—
Units converted upon IPO	(484.207)	4,238,338	1.52

Outstanding at December 31, 2015	—	4,238,338	1.52

Vested or expected to vest at December 31, 2015	—	4,238,338	1.52

Summary of stock option activity

A summary of stock option activity for the year ended December 31, 2015:

	Stock Options	Weighted average exercise price	Weighted average remaining contractual term (years)
Outstanding at beginning of period	—	$—
Granted	116,690	16.14
Exercised	—	—
Forfeited	(8,420)	16.00

Outstanding at December 31, 2015	108,270	$16.15	9.6

Vested or expected to vest at December 31, 2015	104,769	$16.15	9.6

Class M Units [Member]
Schedule of Grant Date Weighted-average Fair Value Assumptions	Valuation assumptions:

	Year ended December 31,
	2014	2013
Expected term (years)	1.70	3.70
Expected volatility	36.8%	39.4%
Risk-free interest rate	0.4%	0.8%
Dividend yield	—	—